SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 29, 2013
SEGMENT REPORTING [Abstract]
Summary of revenue, operating earnings (loss), depreciation and amortization and capital expenditures and identifiable total assets
Our "Corporate" segment reflects unallocated costs primarily related to corporate executive management and corporate governance.

	2013	2012	2011

Revenue
Television	$166,616	$152,444	$110,372
Radio	76,816	76,259	70,367
Publishing	154,558	164,947	170,976
Corporate	(723)	(532)	(263)
	$397,267	$393,118	$351,452

Operating earnings (loss)
Television	$31,395	$41,005	$15,708
Radio	14,017	13,962	15,053
Publishing	13,778	11,622	15,901
Corporate	(7,874)	(7,858)	(7,120)
	$51,316	$58,731	$39,542

Broadcast license impairment
Television	$-	$664	$735
Radio	-	952	-
Publishing	-	-	-
Corporate	-	-	-
	$-	$1,616	$735

Depreciation and amortization
Television	$13,192	$9,925	$9,424
Radio	2,002	2,276	2,184
Publishing	7,058	9,170	10,412
Corporate	661	667	622
	$22,913	$22,038	$22,642

Capital expenditures
Television	$8,360	$8,656	$7,595
Radio	1,508	1,663	865
Publishing	2,498	1,240	987
Corporate	74	746	1,143
	$12,440	$12,305	$10,590

	2013	2012
Identifiable total assets
Television	$356,032	$398,795
Radio	111,473	77,202
Publishing	96,991	103,360
Corporate & discontinued operations	31,522	46,446
	$596,018	$625,803